Schedule of assumptions used in Black-Scholes Model (Details) - Equity Option [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Expected volatility	95.30%	88.70%
Risk-free interest rate	3.65%	4.25%
Expected dividend yield	0.00%	0.00%
Expected term	5 years 3 months 14 days	5 years 11 months 12 days